Depreciation, Amortization and Asset Removal Costs (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Depreciation and Amortization

Year ended December 31 (millions of dollars)	2023	2022
Depreciation of property, plant and equipment[1]	776	717
Amortization of intangible assets	76	81
Amortization of regulatory assets	14	33
Depreciation and amortization	866	831
Asset removal costs	130	135
	996	966
[1] Includes gain on sale of assets of $1 million (2022 - $39 million).